SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                          September 28, 2007

Ms. Linda Sterling
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


   RE: AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") (File Nos. 33-18647 and 811-05398)


Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the acquisition of all of the assets and all of the liabilities of AllianceBernstein International Research Growth Portfolio, a series of the Fund by AllianceBernstein International Growth Portfolio, a series of the Fund. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.




                                                          Sincerely,

                                                          /s/ Young Seo


cc:   Kathleen Clarke


SK 00250 0456 813624